CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Net income	$ 437,904	$ 924,440	$ 874,806
COMPREHENSIVE INCOME ATTRIBUTABLE TO THE COMPANY	437,904	842,661	869,006
Parent Company [member]
Statement [Line Items]
EQUITY IN EARNINGS OF SUBSIDIARIES	437,904	842,661	869,006
Net income	437,904	842,661	869,006
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(78,171)	(156,333)	244,234
COMPREHENSIVE INCOME ATTRIBUTABLE TO THE COMPANY	$ 359,733	$ 686,328	$ 1,113,240